BRINSON S&P 500 INDEX FUND                                         ANNUAL REPORT

PERFORMANCE AT A GLANCE
================================================================================


        Comparison of the change of a $10,000 investment in Brinson S&P 500 Index Fund (Class Y) and the S&P 500 Index, for the period from commencement on December 31, 1997 through May 31, 2001.

 The graph depicts the performance of Brinson S&P 500 Index Fund (Class Y) versus the S&P 500 Index. It is important to note Brinson S&P 500 Index Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
                      Brinson
                      S&P 500
                     Index Fund              S&P 500
                     (Class Y)                Index

Dec-97                 10000                  10000
                       10112                  10110
Feb-98                 10832                  10839
                       11384                  11394
Apr-98                 11496                  11510
                       11296                  11312
Jun-98                 11760                  11771
                       11640                  11647
Aug-98                  9952                   9964
                       10584                  10602
Oct-98                 11352                  11463
                       12096                  12158
Dec-98                 12793                  12858
                       13321                  13396
Feb-99                 12907                  12979
                       13418                  13498
Apr-99                 13929                  14021
                       13589                  13690
Jun-99                 14343                  14450
                       13897                  13999
Aug-99                 13824                  13929
                       13434                  13547
Oct-99                 14279                  14405
                       14571                  14697
Dec-99                 15399                  15561
                       14617                  14780
Feb-00                 14340                  14501
                       15727                  15919
Apr-00                 15248                  15440
                       14928                  15123
Jun-00                 15290                  15497
                       15038                  15255
Aug-00                 15971                  16202
                       15122                  15347
Oct-00                 15054                  15282
                       13861                  14078
Dec-00                 13921                  14147
                       14411                  14649
Feb-01                 13102                  13313
                       12265                  12469
Apr-01                 13218                  13438
                       13307                  13528

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes. As noted below, Class Y shares are offered to a limited group of eligible investors.

--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 5/31/01
--------------------------------------------------------------------------------
                                                6 MONTHS    1 YEAR  INCEPTION(o)
  Before Deducting                CLASS A*       -4.15%     -11.12%    9.99%
  Maximum Sales Charge            CLASS C+       -4.54      -11.81     9.28
                                  CLASS Y++      -4.00      -10.86     8.71
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  After Deducting                 CLASS A*       -6.54      -13.32     8.94
  Maximum Sales Charge            CLASS C+       -5.45      -12.64     9.28
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Lipper S&P 500 Index Objective Funds Median    -4.13      -10.96     8.83
  S&P 500 Index                                  -3.90      -10.55     9.25
--------------------------------------------------------------------------------

Lipper peer group data calculated by Lipper, Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group. Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

(o) Inception: since commencement of issuance on October 2, 1998 for Class A shares, October 7, 1998 for Class C shares and December 31, 1997 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class (Class Y).

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT                                         BRINSON S&P 500 INDEX FUND

We are pleased to announce that Mitchell Hutchins Asset Management Inc. has changed its name to Brinson Advisors, Inc. on May 1, 2001. Brinson Advisors is a member of UBS Asset Management, a global financial leader with more than $360 billion in assets under management. Brinson Advisors delivers the investment capabilities of UBS Asset Management. Our objective is to offer long-term, value-added investment expertise and superior client service. We bring together all of the elements of investment solutions for our clients:

o  A global perspective on markets and economies (continued on page 4)


                                                                   July 15, 2001

Dear Shareholder,

     We present you with the annual report for Brinson S&P 500 Index Fund (formerly PaineWebber S&P 500 Index Fund) for the fiscal year ended May 31, 2001.


MARKET REVIEW
================================================================================

     The fiscal year ended May 31, 2001 was marked by economic slowdown and accompanying volatility in the markets. Unemployment, weak retail sales and low consumer confidence were causes for concern during the period. In an attempt to reinvigorate the economy, the Federal Reserve Board lowered interest rates five times during the fiscal year. Still, the broad stock market, as measured by the S&P 500 Index, retreated 10.6% for the period. The performance of the S&P 500 was erratic--falling and rebounding intermittently over the course of the fiscal year. Sectors within the Index were similarly volatile, demonstrating generally inconsistent performance patterns. Technology, the former darling of the market, was the driver of weak performance this fiscal year. The vicissitudes of the technology sector's performance significantly impacted the S&P 500, as it maintained a relatively heavy weight in the Index (the technology sector's monthly weighting in the Index was greater than 25% during the period--on average).

     Corporations, facing the pressure of a difficult economic environment, cut back on spending, which in our view does not bode well for a general rebound in capital spending. Economic slowdowns in Europe and Asia, together with higher global energy costs, also have potential implications for the U.S. economy. However, the major tax cut passed by Congress at the end of May is expected to provide economic stimulus and spur consumer spending, possibly helping to provide a cushion for an otherwise hard landing.

BRINSON S&P 500 INDEX FUND                                         ANNUAL REPORT

PORTFOLIO REVIEW
================================================================================

     The investment goal of the Fund is to enable investors to participate in the stock market as measured by the S&P 500 Index. Historically, over long periods of time, stocks have far outdistanced the returns of government bonds, Treasury bills and the price erosion due to inflation (of course, stocks are subject to greater risks). Due to its investment objective, the Fund's performance is expected to correlate closely to the performance of the S&P 500 Index in both rising and falling markets. The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all the common stocks comprising the Index. The Fund may also trade in options and futures contracts in order to simulate full investment in the S&P 500 Index, while retaining a cash balance for portfolio management purposes, to facilitate trading and to reduce transaction costs.

     The Fund's class A shares underperformed the Index by 57 basis points before the deduction of sales charges (one basis point equals 1/100th of one percent). Financial services, technology, consumer cyclicals and healthcare held steady as the four heaviest weighted sectors--with energy rounding out the top five in all but three of the 12 months of the fiscal year. The S&P 500 Index--and consequently the Fund--was heavily concentrated in financial services and technology stocks. Volatile technology holdings contributed significantly to negative performance.


BRINSON S&P 500 INDEX FUND

INVESTMENT GOAL:
Replicate the total return of the S&P
500 Index before fees and expenses

PORTFOLIO MANAGERS:
T. Kirkham Barneby
Frank Vallario
Brinson Advisors, Inc.

COMMENCEMENT:
December 31, 1997 (Class Y)
October 2, 1998 (Class A)
October 7, 1998 (Class C)

DIVIDEND PAYMENTS:
Annually

ANNUAL REPORT                                         BRINSON S&P 500 INDEX FUND


(continued)

o An all-encompassing philosophy for valuing markets, currencies and securities around the world based on price/value discrepancies derived from fundamental research

o  Innovative thought leadership and investment ideas

o A dedication to providing personal client service and personalized business solutions.

In concert with the realignment, PaineWebber S&P 500 Index Fund has been renamed Brinson S&P 500 Index Fund.

These changes will not impact the management of your fund.


PORTFOLIO STATISTICS

CHARACTERISTICS*                                        5/31/01         11/30/00
--------------------------------------------------------------------------------
Net Assets (mm)                                         $ 84.7           $ 88.9
Number of Securities                                       466              467
Stocks                                                    99.9%            99.8%
Cash                                                       0.1%             0.2%
--------------------------------------------------------------------------------



TOP TEN HOLDINGS*               5/31/01                                 11/30/00
--------------------------------------------------------------------------------
General Electric                  4.3% General Electric                   4.2%
Microsoft                         3.3  Cisco Systems                      2.9
Exxon/Mobil                       2.7  Exxon/Mobil                        2.6
Pfizer                            2.4  Microsoft                          2.6
Citigroup                         2.3  Pfizer                             2.4
Wal-Mart Stores                   2.0  Intel                              2.2
AOL Time Warner                   2.0  Wal-Mart Stores                    2.0
IBM                               1.7  American International Group       1.9
American International Group      1.7  Citigroup                          1.9
Intel                             1.6  Merck & Company                    1.9
--------------------------------------------------------------------------------
Total                            24.0% Total                             24.6%


TOP FIVE SECTORS*               5/31/01                                 11/30/00
--------------------------------------------------------------------------------
Financial Services               22.3% Technology                        25.7%
Technology                       16.9  Financial Services                20.3
Consumer Cyclicals               14.4  Healthcare                        13.0
Healthcare                       13.0  Consumer Cyclicals                10.4
Utilities                         8.2  Consumer Non-cyclicals             7.5
--------------------------------------------------------------------------------
Total                            74.8% Total                             76.9%


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

BRINSON S&P 500 INDEX FUND                                         ANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the Brinson Funds,(1) please contact your investment professional or visit us at www.ubspainewebber.com.

Sincerely,


/s/ BRIAN M. STORMS                        /s/ T. KIRKHAM BARNEBY

BRIAN M. STORMS                            T. KIRKHAM BARNEBY
President and Chief Executive Officer      Managing Director and Chief
Brinson Advisors, Inc.                     Investment Officer--Quantitative
                                             Investments
                                           Brinson Advisors, Inc.
                                           Portfolio Manager
                                           Brinson S&P 500 Index Fund

/s/ FRANK A.VALLARIO

FRANK A.VALLARIO
Executive Director
Brinson Advisors, Inc.
Portfolio Manager
Brinson S&P 500 Index Fund




This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment professional regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

BRINSON S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)
                                  NET ASSET VALUE            TOTAL RETURN(1)
                         -------------------------------   -------------------
                                                           12 MONTHS  6 MONTHS
                                                             ENDED      ENDED
                         05/31/01   11/30/00    05/31/00    05/31/01  05/31/01
--------------------------------------------------------------------------------
Class A Shares            $14.90     $16.45     $ 17.74      (11.12)%   (4.15)%
--------------------------------------------------------------------------------
Class C Shares             14.74      16.27       17.61      (11.81)    (4.54)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                          NET ASSET VALUE      CAPITAL
                        -------------------     GAINS      DIVIDENDS    TOTAL
PERIOD COVERED          BEGINNING    ENDING  DISTRIBUTED    PAID(2)    RETURN(1)
--------------------------------------------------------------------------------
10/02/98 - 12/31/98       $12.83     $15.75          --     $0.2186     24.56%
--------------------------------------------------------------------------------
1999                       15.75      18.30     $0.0944      0.4977     20.10
--------------------------------------------------------------------------------
2000                       18.30      15.61      0.8448      0.0772     (9.74)
--------------------------------------------------------------------------------
01/01/01 - 05/31/01        15.61      14.90          --          --     (4.55)
--------------------------------------------------------------------------------
                                        Total:  $0.9392     $0.7935
--------------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF 05/31/01:  28.89%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                          NET ASSET VALUE      CAPITAL
                        -------------------     GAINS      DIVIDENDS    TOTAL
PERIOD COVERED          BEGINNING    ENDING  DISTRIBUTED    PAID(2)    RETURN(1)
--------------------------------------------------------------------------------
10/07/98 - 12/31/98       $12.80     $15.73          --     $0.2031     24.57%
--------------------------------------------------------------------------------
1999                       15.73      18.23     $0.0944      0.4125     19.24
--------------------------------------------------------------------------------
2000                       18.23      15.49      0.8448          --    (10.47)
--------------------------------------------------------------------------------
01/01/01 - 05/31/01        15.49      14.74          --          --     (4.84)
--------------------------------------------------------------------------------
                                        Total:  $0.9392     $0.6156
--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 05/31/01:     26.55%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)
                                       % RETURN                  % RETURN
                                   WITHOUT DEDUCTING          AFTER DEDUCTING
                                  MAXIMUM SALES CHARGE      MAXIMUM SALES CHARGE
                                ------------------------  ----------------------
                                         CLASS                    CLASS
                                ------------------------  ----------------------
                                    A*           C**          A*         C**
--------------------------------------------------------------------------------
Twelve Months Ended 06/30/01     (15.33)      (15.98)      (17.47)     (16.77)
--------------------------------------------------------------------------------
Commencement of Operations
  through 06/30/01+                8.67         7.98         7.68        7.98
--------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2) Certain distributions may contain short-term capital gains. Commencement of issuance dates for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively.

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended May 31, 2001 and since inception, December 31, 1997 through May 31, 2001, Class Y shares have a total return of (10.86)% and 33.07%, respectively. For the year ended June 30, 2001 and for the period since inception through June 30, 2001, Class Y shares have an average annual total return of (15.12)% and 7.73%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON S&P 500 INDEX FUND


PORTFOLIO OF INVESTMENTS                                            MAY 31, 2001


  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--99.89%

AGRICULTURE, FOOD & BEVERAGE--3.25%
    4,900   Archer-Daniels-Midland Co. ............................  $    66,150
    3,200   Campbell Soup Co. .....................................       94,528
   18,600   Coca-Cola Co. .........................................      881,640
    3,200   Coca-Cola Enterprises, Inc. ...........................       53,376
    4,100   Conagra, Inc. .........................................       85,485
    2,100   General Mills, Inc. ...................................       88,956
    2,600   Heinz, H.J. and Co. ...................................      112,606
    1,000   Hershey Foods Corp. ...................................       60,640
    3,100   Kellogg Co. ...........................................       82,832
    1,100   Pepsi Bottling Group, Inc. ............................       47,894
   10,800   Pepsico, Inc. .........................................      483,408
    1,000   Quaker Oats Co. .......................................       95,860
    6,000   Sara Lee Corp. ........................................      113,040
    1,200   Supervalue, Inc. ......................................       18,672
    5,100   Sysco Corp. ...........................................      151,623
    4,300   Unilever N.V ..........................................      239,037
    1,700   Wrigley, Wm. Jr. Co. ..................................       81,651
                                                                     -----------
                                                                       2,757,398
                                                                     -----------
AIRLINES--0.25%
    1,100   AMR Corp. .............................................       42,889
      900   Delta Air Lines, Inc. .................................       42,858
    5,700   Southwest Airlines Co. ................................      114,000
      500   US Airways Group, Inc.* ...............................       12,090
                                                                     -----------
                                                                         211,837
                                                                     -----------
ALCOHOL--0.40%
    6,700   Anheuser-Busch Cos., Inc. .............................      294,800
      500   Brown Forman Corp., Class B ...........................       32,750
      300   Coors Adolph Co., Class B .............................       15,570
                                                                     -----------
                                                                         343,120
                                                                     -----------
APPAREL, RETAIL--0.43%
    6,400   Gap, Inc. .............................................      198,400
    3,300   Limited, Inc. .........................................       53,790
      400   Liz Claiborne, Inc. ...................................       20,708
    1,100   Nordstrom, Inc. .......................................       20,383
    2,100   TJX Cos., Inc. ........................................       70,266
                                                                     -----------
                                                                         363,547
                                                                     -----------
APPAREL, TEXTILES--0.15%
    2,100   Nike, Inc., Class B ...................................       86,310
      900   V. F. Corp. ...........................................       37,224
                                                                     -----------
                                                                         123,534
                                                                     -----------
BANKS--8.65%
    2,900   AmSouth Bancorp .......................................       53,331
    5,500   Bank of New York Co., Inc. ............................      300,355
    8,700   Bank One Corp. ........................................      344,520
   12,200   BankAmerica Corp. .....................................      722,850
    3,000   BB & T Corp. ..........................................      108,450
    1,600   Charter One Financial, Inc. ...........................       48,400
   37,700   Citigroup, Inc. .......................................    1,932,125
    1,300   Comerica, Inc. ........................................       73,970
    4,240   Fifth Third Bancorp ...................................      249,609
    7,400   First Union Corp. .....................................      238,650
    8,100   FleetBoston Financial Corp. ...........................      336,879
    2,100   Huntington Bancshares, Inc. ...........................       31,458
   14,300   J.P. Morgan Chase & Co. ...............................      702,845
    3,300   KeyCorp ...............................................       78,474
    3,700   Mellon Financial Corp. ................................      169,534
    4,600   National City Corp. ...................................      134,780
    1,700   Northern Trust Corp. ..................................      112,455
    2,200   PNC Bank Corp. ........................................      152,350
    1,900   Regions Financial Corp. ...............................       58,957
    2,600   SouthTrust Corp. ......................................       64,922
    2,400   State Street Corp. ....................................      131,928
    2,200   Suntrust Banks, Inc. ..................................      135,124
    2,200   Synovus Financial Corp. ...............................       66,836
    1,100   Union Planters Corp. ..................................       45,100
   14,500   US Bancorp, Inc. ......................................      323,350
    1,600   Wachovia Corp. ........................................      107,760
   12,800   Wells Fargo & Co. .....................................      602,624
                                                                     -----------
                                                                       7,327,636
                                                                     -----------

CHEMICALS--1.84%
    1,700   Air Products & Chemicals, Inc. ........................       79,509
      600   Ashland, Inc. .........................................       24,912
      800   Avery Dennison Corp. ..................................       46,784
    6,800   Dow Chemical Co. ......................................      243,508
    7,900   DuPont (E.I.) de Nemours & Co. ........................      366,560
      600   Eastman Chemical Co. ..................................       30,324
    1,000   Ecolab, Inc. ..........................................       40,880
    1,000   Engelhard Corp. .......................................       27,760
      300   FMC Corp.* ............................................       22,896
    1,300   Goodyear Tire & Rubber Co. ............................       37,843
    3,000   Minnesota Mining & Manufacturing Co. ..................      355,740
    1,300   PPG Industries, Inc. ..................................       72,280
    1,200   Praxair, Inc. .........................................       60,348
    1,700   Rohm & Haas Co. .......................................       56,440
      600   Sealed Air Corp.* .....................................       24,906
    1,300   Sherwin-Williams Co. ..................................       27,742
      800   Vulcan Materials Co. ..................................       43,264
                                                                     -----------
                                                                       1,561,696
                                                                     -----------
COMPUTER HARDWARE--4.14%
    2,700   Apple Computer, Inc.* .................................       53,865
    1,500   Cabletron Systems, Inc.* ..............................       29,115

BRINSON S&P 500 INDEX FUND


  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONTINUED)

COMPUTER HARDWARE--(CONCLUDED)
   54,700   Cisco Systems, Inc.* ..................................  $ 1,053,522
   12,800   Compaq Computer Corp. .................................      204,672
   19,500   Dell Computer Corp.* ..................................      475,020
   16,500   EMC Corp. .............................................      521,400
    2,500   Gateway, Inc.* ........................................       41,750
   14,500   Hewlett-Packard Co. ...................................      425,140
    1,500   Jabil Circuit, Inc.* ..................................       44,070
    1,000   Lexmark International Group, Inc.* ....................       61,990
    2,500   Network Appliance, Inc.* ..............................       46,500
    4,400   Palm, Inc.* ...........................................       24,772
    1,900   Pitney Bowes, Inc. ....................................       75,126
   24,500   Sun Microsystems, Inc.* ...............................      403,515
    5,200   Xerox Corp. ...........................................       51,532
                                                                     -----------
                                                                       3,511,989
                                                                     -----------
COMPUTER SOFTWARE--6.99%
    1,800   Adobe Systems, Inc. ...................................       71,586
      500   Autodesk, Inc. ........................................       15,265
    2,200   Avaya, Inc.* ..........................................       35,640
    1,900   BMC Software, Inc.* ...................................       45,410
    1,400   Citrix Systems, Inc.* .................................       33,460
    4,400   Computer Associates International, Inc. ...............      124,784
    2,900   Compuware Corp.* ......................................       31,987
   13,200   IBM Corp. .............................................    1,475,760
    1,600   Intuit, Inc.* .........................................       51,296
      600   Mercury Interactive Corp.* ............................       35,544
   40,100   Microsoft Corp.* ......................................    2,774,118
      800   NCR Corp.* ............................................       37,512
   42,000   Oracle Corp.* .........................................      642,600
    2,100   Parametric Technology Corp.* ..........................       24,990
    2,200   Peoplesoft, Inc.* .....................................       88,770
    1,000   Sabre Holdings Corp. ..................................       52,240
    3,300   Siebel Systems, Inc.* .................................      149,688
    2,500   Unisys Corp.* .........................................       29,850
    3,100   VERITAS Software Corp.* ...............................      205,375
                                                                     -----------
                                                                       5,925,875
                                                                     -----------
CONSTRUCTION, REAL PROPERTY--0.16%
      500   Centex Corp. ..........................................       18,640
      600   Fluor Corp. ...........................................       34,992
    3,500   Masco Corp. ...........................................       81,760
                                                                     -----------
                                                                         135,392
                                                                     -----------
CONSUMER DURABLES--0.17%
      700   Black & Decker Corp. ..................................       27,755
    1,600   Leggett & Platt, Inc. .................................       35,072
      600   Maytag Corp. ..........................................       19,836
      700   W.W. Grainger, Inc. ...................................       30,933
      500   Whirlpool Corp. .......................................       31,445
                                                                     -----------
                                                                         145,041
                                                                     -----------
CONTAINERS--0.02%
      500   Bemis Co., Inc. .......................................       19,005
                                                                     -----------
DEFENSE & AEROSPACE--1.01%
      800   B.F. Goodrich, Co. ....................................       33,424
    6,300   Boeing Co. ............................................      396,207
    1,500   General Dynamics Corp. ................................      116,280
    3,300   Lockheed Martin Corp. .................................      126,357
      700   Northrop Grumman Corp. ................................       62,132
    2,600   Raytheon Co.* .........................................       77,402
    1,000   TRW, Inc. .............................................       43,360
                                                                     -----------
                                                                         855,162
                                                                     -----------
DIVERSIFIED RETAIL--3.15%
    1,300   Cintas Corp. ..........................................       60,632
    3,400   Costco Wholesale Corp.* ...............................      132,294
    1,500   Federated Department Stores, Inc.* ....................       67,200
    2,100   J.C. Penney, Inc. .....................................       43,911
    3,900   K Mart Corp.* .........................................       43,992
    2,500   Kohls Corp.* ..........................................      153,875
    2,300   May Department Stores Co. .............................       75,210
    2,600   Sears Roebuck & Co. ...................................      103,688
    6,800   Target Corp. ..........................................      257,040
   33,500   Wal-Mart Stores, Inc. .................................    1,733,625
                                                                     -----------
                                                                       2,671,467
                                                                     -----------

DRUGS & MEDICINE--9.02%
    1,000   Allergan, Inc. ........................................       89,700
    9,800   American Home Products Corp. ..........................      620,340
    7,800   Amgen, Inc.* ..........................................      517,764
    1,100   Biogen, Inc.* .........................................       66,341
   14,700   Bristol-Myers Squibb Co. ..............................      797,328
    3,150   Cardinal Health, Inc. .................................      226,768
    1,300   Forest Laboratories, Inc.* ............................       96,278
    1,300   King Pharmaceuticals, Inc.* ...........................       65,754
    8,500   Lilly, Eli & Co. ......................................      719,950
    2,200   McKesson HBOC, Inc. ...................................       76,054
    1,600   Medimmune, Inc.* ......................................       63,792
   17,300   Merck & Co., Inc. .....................................    1,262,727
   47,300   Pfizer, Inc. ..........................................    2,028,697
    9,700   Pharmacia Corp. .......................................      471,032
   11,000   Schering-Plough Corp. .................................      461,450
      600   Sigma-Aldrich Corp. ...................................       28,572
      800   Watson Pharmaceuticals, Inc.* .........................       48,080
                                                                     -----------
                                                                       7,640,627
                                                                     -----------

BRINSON S&P 500 INDEX FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--2.14%
    4,000   AES Corp.* ............................................  $   181,600
      900   Allegheny Energy, Inc. ................................       47,880
    1,000   Ameren Corp. ..........................................       44,600
    2,400   American Electric Power, Inc. .........................      120,480
    1,200   Cinergy Corp. .........................................       42,420
    1,000   CMS Energy Corp. ......................................       29,670
    1,600   Consolidated Edison, Inc. .............................       62,640
    1,200   Constellation Energy Group, Inc. ......................       56,760
    1,100   DTE Energy Co. ........................................       49,192
    5,800   Duke Energy Corp. .....................................      265,176
    2,600   Edison International, Inc. ............................       28,158
    1,700   Entergy Corp. .........................................       73,440
    1,800   First Energy Corp. ....................................       55,170
    1,300   FPL Group, Inc. .......................................       75,725
    1,000   GPU, Inc. .............................................       33,550
    1,300   Niagara Mohawk Holdings, Inc.* ........................       22,750
    1,600   Nisource, Inc. ........................................       50,080
    3,100   PG&E Corp. ............................................       35,340
      700   Pinnacle West Capital Corp. ...........................       34,965
    1,100   PPL Corp. .............................................       65,681
    1,600   Public Service Enterprise Group, Inc. .................       82,256
    2,200   Reliant Energy, Inc. ..................................      101,376
    1,600   Sempra Energy .........................................       43,680
    5,100   Southern Co. ..........................................      120,054
    1,900   TXU Corp. .............................................       93,746
                                                                     -----------
                                                                       1,816,389
                                                                     -----------
ELECTRICAL EQUIPMENT--3.06%
    6,000   ADC Telecommunications, Inc.* .........................       46,080
    3,500   Agilent Technologies, Inc.* ...........................      117,390
    1,300   Comverse Technology, Inc.* ............................       75,400
    7,000   Corning, Inc. .........................................      132,440
    1,100   Danaher Corp. .........................................       69,278
    1,600   Dover Corp. ...........................................       67,824
      500   Eaton Corp. ...........................................       39,100
    6,000   Honeywell, Inc. .......................................      290,400
      700   Johnson Controls, Inc. ................................       49,280
    1,400   KLA-Tencor Corp.* .....................................       72,268
   25,700   Lucent Technologies, Inc. .............................      202,516
      400   Millipore Corp. .......................................       22,220
    1,500   Molex, Inc. ...........................................       52,680
   16,500   Motorola, Inc. ........................................      242,550
   24,000   Nortel Networks Corp. .................................      319,920
    5,700   Qualcomm, Inc.* .......................................      346,218
    2,300   Sanmina Corp.* ........................................       62,238
    1,200   Scientific-Atlanta, Inc. ..............................       63,012
    4,900   Solectron Corp.* ......................................      105,693
      700   Tektronix, Inc. .......................................       17,157
    3,100   Tellabs, Inc.* ........................................      105,431
    1,300   Teradyne, Inc.* .......................................       51,805
    1,400   Thermo Electron Corp.* ................................       39,074
                                                                     -----------
                                                                       2,589,974
                                                                     -----------
ELECTRICAL POWER--0.71%
    1,500   American Power Conversion Corp.* 24,360
      800   Cooper Industries, Inc. ...............................       30,424
    3,200   Emerson Electric Co. ..................................      216,672
    2,400   Exelon Corp. ..........................................      162,768
    2,588   Mirant Corp.* .........................................      101,708
    1,400   Rockwell International Corp. ..........................       65,800
                                                                     -----------
                                                                         601,732
                                                                     -----------
ENERGY RESERVES & PRODUCTION--5.87%
      700   Amerada Hess Corp. ....................................       59,948
    1,900   Anadarko Petroleum Corp. ..............................      118,959
      900   Apache Corp. ..........................................       53,595
    1,600   Burlington Resources, Inc. ............................       78,240
    2,200   Calpine Corp.* ........................................      108,460
    4,800   Chevron Corp. .........................................      461,040
    1,000   Devon Energy Corp. ....................................       58,210
    2,400   Dynegy, Inc., Class A .................................      118,320
      900   EOG Resources, Inc. ...................................       40,401
   26,100   Exxon Mobil Corp. .....................................    2,316,375
      700   Kerr-McGee Corp. ......................................       48,769
      900   Kinder Morgan, Inc. ...................................       49,725
    2,900   Occidental Petroleum Corp. ............................       86,913
    1,900   Phillips Petroleum Co. ................................      123,006
    1,600   Progress Energy, Inc.* ................................       68,080
   16,000   Royal Dutch Petroleum Co., ADR ........................      975,680
    1,100   Tosco Corp. ...........................................       54,934
    1,900   Unocal Corp. ..........................................       73,435
    2,600   Xcel Energy, Inc. .....................................       78,780
                                                                     -----------
                                                                       4,972,870
                                                                     -----------

ENTERTAINMENT--1.12%
    4,400   Carnival Corp. ........................................      124,212
    1,600   Univision Communications, Inc.* .......................       69,968
   13,100   Viacom, Inc., Class B* ................................      755,084
                                                                     -----------
                                                                         949,264
                                                                     -----------
ENVIRONMENTAL SERVICES--0.19%
    1,500   Allied Waste Industries, Inc.* ........................       25,320
    4,700   Waste Management, Inc. ................................      131,506
                                                                     -----------
                                                                         156,826
                                                                     -----------
FINANCIAL SERVICES--7.76%
      800   Ambac Financial Group, Inc ............................       44,840
   10,000   American Express Co. ..................................      421,200

BRINSON S&P 500 INDEX FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--(CONCLUDED)
    1,900   AON Corp. .............................................  $    66,500
    1,500   Capital One Financial Corp. ...........................       97,665
    5,800   Cendant Corp.* ........................................      111,244
    2,000   CIT Group, Inc. .......................................       79,400
    1,600   Concord EFS, Inc.* ....................................       81,120
      900   Countrywide Credit Industries, Inc. ...................       34,857
    5,200   Federal Home Loan Mortgage Corp. ......................      344,240
    7,600   Federal National Mortgage Association .................      626,544
    1,000   Fiserv, Inc.* .........................................       55,110
   74,300   General Electric Co. ..................................    3,640,700
      700   H&R Block, Inc. .......................................       41,748
    3,500   Household International, Inc. .........................      229,810
    2,100   Marsh & McLennan Cos., Inc. ...........................      220,290
    6,400   MBNA Corp. ............................................      230,784
    1,300   Moody's Corp. .........................................       41,704
    2,200   Providian Corp. .......................................      124,872
    1,200   USA Education, Inc. ...................................       84,132
                                                                     -----------
                                                                       6,576,760
                                                                     -----------
FOOD RETAIL--0.55%
    3,100   Albertson's, Inc. .....................................       88,970
    6,200   Kroger Co.* ...........................................      154,628
    3,800   Safeway, Inc.* ........................................      192,470
    1,100   Winn Dixie Stores, Inc. ...............................       29,271
                                                                     -----------
                                                                         465,339
                                                                     -----------
FOREST PRODUCTS, PAPER--0.82%
      500   Boise Cascade Corp. ...................................       17,625
    1,800   Georgia-Pacific Corp. .................................       63,810
    3,700   International Paper Co. ...............................      141,525
    4,000   Kimberly-Clark Corp. ..................................      241,800
      900   Mead Corp. ............................................       26,100
    1,300   Pactiv Corp.* .........................................       17,875
      400   Temple-Inland, Inc. ...................................       21,244
      900   Westvaco Corp. ........................................       22,896
    1,700   Weyerhaeuser Co. ......................................       97,257
      900   Willamette Industries, Inc. ...........................       45,207
                                                                     -----------
                                                                         695,339
                                                                     -----------
FREIGHT, AIR, SEA & LAND--0.11%
    2,300   Fedex Corp.* ..........................................       92,000
                                                                     -----------
GAS UTILITY--0.32%
    3,800   El Paso Corp. .........................................      231,420
    1,100   KeySpan Corp. .........................................       43,912
                                                                     -----------
                                                                         275,332
                                                                     -----------
HEAVY MACHINERY--0.08%
    1,800   Deere & Co. ...........................................       67,248
                                                                     -----------
HOTELS--0.25%
      900   Harrah's Entertainment, Inc.* .........................       32,913
    2,900   Hilton Hotels Corp. ...................................       35,931
    1,800   Marriott International, Inc., Class A .................       85,248
    1,500   Starwood Hotels & Resorts Worldwide, Inc., Class B ....       56,745
                                                                     -----------
                                                                         210,837
                                                                     -----------
HOUSEHOLD PRODUCTS--1.70%
      500   Alberto Culver Co., Class B ...........................       21,125
    1,800   Avon Products, Inc. ...................................       78,768
    1,800   Clorox Co. ............................................       62,352
    4,300   Colgate-Palmolive Co. .................................      243,552
    1,200   Fortune Brands, Inc. ..................................       41,220
    7,900   Gillette Co. ..........................................      228,547
      800   International Flavors & Fragrances ....................       21,000
    2,100   Newell Rubbermaid, Inc. ...............................       53,067
    9,700   Procter & Gamble Co. ..................................      623,128
    2,300   Ralston Purina Co. ....................................       71,277
                                                                     -----------
                                                                       1,444,036
                                                                     -----------
HUMAN RESOURCES--0.05%
    1,400   Robert Half International, Inc.* ......................       39,480
                                                                     -----------

INDUSTRIAL PARTS--1.06%
    2,600   Caterpillar, Inc. .....................................      140,816
    1,400   Genuine Parts Co. .....................................       39,998
    2,300   Illinois Tool Works, Inc. .............................      157,458
    1,200   Ingersoll Rand Co. ....................................       59,220
      700   ITT Industries, Inc. ..................................       32,662
    1,000   Pall Corp. ............................................       23,100
      900   Parker-Hannifin Corp. .................................       43,479
      600   Snap-On, Inc. .........................................       17,280
      700   Stanley Works .........................................       26,600
    1,100   Textron, Inc. .........................................       63,371
    3,500   United Technologies Corp. .............................      291,585
                                                                     -----------
                                                                         895,569
                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--0.89%
   13,200   Tyco International Ltd., ADR ..........................      758,340
                                                                     -----------
INFORMATION & COMPUTER SERVICES--1.50%
    4,800   Automatic Data Processing, Inc. .......................      257,952
    1,300   Computer Sciences Corp.* ..............................       54,587
    1,300   Convergys Corp.* ......................................       53,430
    3,500   Electronic Data Systems Corp. .........................      214,375
    1,100   Equifax, Inc. .........................................       38,588
    3,000   First Data Corp. ......................................      196,830

BRINSON S&P 500 INDEX FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONTINUED)

INFORMATION & COMPUTER SERVICES--(CONCLUDED)
    2,200   IMS Health, Inc. ......................................  $    63,756
    2,300   Interpublic Group Cos., Inc. ..........................       84,502
    1,300   Omnicom Group, Inc. ...................................      121,004
    2,800   Paychex, Inc. .........................................      107,604
    4,300   Yahoo!, Inc.* .........................................       77,873
                                                                     -----------
                                                                       1,270,501
                                                                     -----------
LEISURE--0.51%
      700   Brunswick Corp. .......................................       15,820
    1,800   Dominion Resources, Inc. ..............................      119,340
    2,300   Eastman Kodak Co. .....................................      108,859
    2,300   Harley Davidson, Inc. .................................      108,031
    1,400   Hasbro, Inc. ..........................................       21,000
    3,200   Mattel, Inc. ..........................................       56,960
                                                                     -----------
                                                                         430,010
                                                                     -----------
LIFE INSURANCE--0.97%
    1,200   Aetna, Inc.* ..........................................       28,020
    4,000   AFLAC, Inc. ...........................................      129,720
    3,800   American General Corp. ................................      171,874
    1,100   CIGNA Corp. ...........................................      103,917
    2,500   Conseco, Inc. .........................................       43,550
    1,400   Lincoln National Corp. ................................       68,936
    5,800   Metlife, Inc. .........................................      184,730
      900   Torchmark, Inc. .......................................       34,128
    1,800   UnumProvident Corp. ...................................       58,338
                                                                     -----------
                                                                         823,213
                                                                     -----------
LONG DISTANCE & PHONE COMPANIES--5.24%
   25,400   AT&T Corp. ............................................      537,718
   14,000   BellSouth Corp. .......................................      577,220
    1,100   CenturyTel, Inc. ......................................       31,284
    2,100   Citizens Communications Co.* ..........................       31,206
    6,700   Global Crossing Ltd.* .................................       85,090
   21,600   MCI Worldcom, Inc. ....................................      385,344
   12,400   Qwest Communications
            International, Inc. ...................................      455,576
   25,400   SBC Communications, Inc. ..............................    1,093,470
    6,600   Sprint Corp. ..........................................      134,046
   20,300   Verizon Communications ................................    1,113,455
                                                                     -----------
                                                                       4,444,409
                                                                     -----------
MANUFACTURING - HIGH TECHNOLOGY--0.11%
    1,600   Applera Corp.-Applied Biosys ..........................       49,216
    1,650   Symbol Technologies, Inc. .............................       42,323
                                                                     -----------
                                                                          91,539
                                                                     -----------
MEDIA--3.38%
   32,500   AOL Time Warner, Inc.* ................................    1,697,475
    4,400   Clear Channel Communications* .........................      268,268
    7,100   Comcast Corp., Class A* ...............................      290,816
      400   Meredith Corp. ........................................       14,460
    2,300   Tribune Co. ...........................................       98,739
   15,600   Walt Disney Co. .......................................      493,272
                                                                     -----------
                                                                       2,863,030
                                                                     -----------
MEDICAL PRODUCTS--3.32%
   11,600   Abbott Laboratories ...................................      602,968
    1,800   Alza Corp.* ...........................................       84,870
      400   Bausch & Lomb, Inc. ...................................       18,920
    4,400   Baxter International, Inc. ............................      217,272
    1,900   Becton, Dickinson & Co. ...............................       65,227
    1,400   Biomet, Inc. ..........................................       62,538
    3,100   Boston Scientific Corp.* ..............................       53,692
      400   C.R. Bard, Inc. .......................................       22,580
    1,500   Chiron Corp.* .........................................       77,355
    2,300   Guidant Corp.* ........................................       86,365
   10,400   Johnson & Johnson .....................................    1,008,280
    9,000   Medtronic, Inc. .......................................      386,820
      600   St. Jude Medical, Inc.* ...............................       36,912
    1,500   Stryker Corp. .........................................       86,175
                                                                     -----------
                                                                       2,809,974
                                                                     -----------

MEDICAL PROVIDERS--0.62%
    4,100   Columbia/HCA Healthcare Corp. .........................      165,394
    3,000   HEALTHSOUTH Corp.* ....................................       38,100
    1,400   Humana, Inc.* .........................................       13,370
      800   Manor Care, Inc.* .....................................       19,800
    2,400   Tenet Healthcare Corp. ................................      109,176
    2,400   UnitedHealth Group, Inc. ..............................      138,000
      500   Wellpoint Health Networks, Inc.* ......................       43,400
                                                                     -----------
                                                                         527,240
                                                                     -----------
MINING & METALS--0.62%
    2,500   Alcan Aluminum Ltd. ...................................      112,000
    6,600   Alcoa, Inc. ...........................................      284,790
    1,300   Freeport-McMoRan Copper & Gold, Inc., Class B* ........       20,371
    1,500   Inco Ltd.* ............................................       28,020
      600   Nucor Corp. ...........................................       30,732
      700   Phelps Dodge Corp. ....................................       31,640
      900   USX-U.S. Steel Group, Inc. ............................       17,568
                                                                     -----------
                                                                         525,121
                                                                     -----------
MOTOR VEHICLES--0.85%
    1,300   DANA Corp. ............................................       27,976
    4,400   Delphi Automotive Systems Corp. .......................       64,680

BRINSON S&P 500 INDEX FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONTINUED)

MOTOR VEHICLES--(CONCLUDED)
   14,000   Ford Motor Co. ........................................  $   340,900
    4,200   General Motors Corp. ..................................      238,980
      600   PACCAR, Inc. ..........................................       28,812
    1,200   Visteon Corp. .........................................       20,664
                                                                     -----------
                                                                         722,012
                                                                     -----------
OIL REFINING--1.16%
    4,700   Conoco, Inc., Class B .................................      146,640
    5,600   Enron Corp. ...........................................      296,296
      700   Sunoco, Inc. ..........................................       27,300
    4,100   Texaco, Inc. ..........................................      292,740
    2,400   USX-Marathon Group ....................................       77,640
    3,700   Williams Cos., Inc. ...................................      145,780
                                                                     -----------
                                                                         986,396
                                                                     -----------
OIL SERVICES--0.91%
    2,500   Baker Hughes, Inc. ....................................       98,500
    3,300   Halliburton Co. .......................................      154,242
    1,100   Nabors Industries, Inc.* ..............................       55,935
    1,000   Noble Drilling Corp.* .................................       42,700
      800   Rowan Cos., Inc.* .....................................       23,944
    4,300   Schlumberger Ltd. .....................................      271,029
    2,400   Transocean Sedco Forex, Inc. ..........................      128,280
                                                                     -----------
                                                                         774,630
                                                                     -----------
PRECIOUS METALS--0.14%
    3,300   Barrick Gold Corp. ....................................       54,450
    1,600   Newmont Mining Corp. ..................................       32,784
    2,900   Placer Dome, Inc. .....................................       30,856
                                                                     -----------
                                                                         118,090
                                                                     -----------
OTHER INSURANCE--2.81%
    5,500   Allstate Corp. ........................................      247,610
   17,400   American International Group, Inc. ....................    1,409,400
    1,300   Chubb Corp. ...........................................       97,955
    1,200   Cincinnati Financial Corp. ............................       50,424
    1,800   Hartford Financial Services Group, Inc. ...............      121,860
    1,200   Jefferson-Pilot Corp. .................................       56,868
    1,500   Loews Corp. ...........................................      103,485
    1,150   MBIA, Inc. ............................................       60,663
      800   MGIC Investment Corp. .................................       56,296
      500   Progressive Corp. .....................................       65,520
    1,000   SAFECO Corp. ..........................................       28,090
    1,600   St. Paul Cos., Inc. ...................................       80,960
                                                                     -----------
                                                                       2,379,131
                                                                     -----------
PUBLISHING--0.51%
      700   Deluxe Corp. ..........................................       19,397
    1,000   Donnelly, R.R. & Sons Co. .............................       30,300
      700   Dow Jones & Co., Inc. .................................       39,025
    2,000   Gannett, Inc. .........................................      132,560
      600   Harcourt General, Inc. ................................       34,800
      600   Knight-Ridder, Inc. ...................................       32,964
    1,500   McGraw-Hill Cos., Inc. ................................       96,210
    1,200   New York Times Co. ....................................       50,508
                                                                     -----------
                                                                         435,764
                                                                     -----------
RAILROADS--0.39%
    2,900   Burlington Northern Santa Fe, Inc. ....................       90,103
    1,700   CSX Corp. .............................................       63,240
    2,900   Norfolk Southern Corp. ................................       64,293
    1,900   Union Pacific Corp. ...................................      109,250
                                                                     -----------
                                                                         326,886
                                                                     -----------
RESTAURANTS--0.53%
      900   Darden Restaurants, Inc. ..............................       25,110
    9,800   McDonald's Corp. ......................................      296,744
    2,900   Starbucks Corp.* ......................................       56,608
    1,100   Tricon Global Restaurants, Inc.* ......................       50,270
      900   Wendy's International, Inc. ...........................       22,185
                                                                     -----------
                                                                         450,917
                                                                     -----------

SECURITIES & ASSET MANAGEMENT--1.77%
      800   Bear Stearns Co., Inc. ................................       43,480
   10,400   Charles Schwab Corp. ..................................      195,520
    2,000   Franklin Resources, Inc. ..............................       89,000
    1,900   Lehman Brothers Holdings, Inc. ........................      136,059
    6,100   Merrill Lynch & Co., Inc. .............................      396,317
    8,400   Morgan Stanley Dean Witter & Co. ......................      546,084
    1,700   Stilwell Financial, Inc. ..............................       55,828
    1,000   T. Rowe Price & Associates, Inc .......................       36,690
                                                                     -----------
                                                                       1,498,978
                                                                     -----------
SEMICONDUCTOR--4.02%
    2,400   Advanced Micro Devices, Inc.* .........................       67,800
    3,000   Altera Corp.* .........................................       72,000
    2,700   Analog Devices, Inc.* .................................      120,285
    6,100   Applied Materials, Inc.* ..............................      304,573
    2,300   Applied Micro Circuits Corp.* .........................       41,561
    1,800   Broadcom Corp., Class A* ..............................       59,868
    2,000   Conexant Systems, Inc.* ...............................       16,960
   50,500   Intel Corp. ...........................................    1,364,005
    9,900   JDS Uniphase Corp.* ...................................      165,429
    2,400   Linear Technology Corp. ...............................      115,200
    2,700   LSI Logic Corp.* ......................................       49,437
    2,400   Maxim Integrated Productions, Inc.* ...................      122,448

BRINSON S&P 500 INDEX FUND

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                           -----------

COMMON STOCKS--(CONCLUDED)

SEMICONDUCTOR--(CONCLUDED)
    4,500   Micron Technology, Inc.* ..............................  $   168,750
    1,300   National Semiconductor Corp.* .........................       34,476
    1,100   Novellus Systems, Inc.* ...............................       52,690
      400   Perkinelmer, Inc. .....................................       27,612
      700   QLogic Corp.* .........................................       35,707
   13,000   Texas Instruments, Inc. ...............................      443,560
    1,500   Vitesse Semiconductor Corp.* ..........................       37,065
    2,500   Xilinx, Inc.* .........................................      103,125
                                                                     -----------
                                                                       3,402,551
                                                                     -----------
SPECIALTY RETAIL--2.33%
      900   Autozone, Inc.* .......................................       29,763
    2,200   Bed, Bath & Beyond, Inc.* .............................       65,054
    1,600   Best Buy Co., Inc.* ...................................       85,040
    1,600   Circuit City Stores, Inc. .............................       24,016
    3,000   CVS Corp. .............................................      164,700
    2,500   Dollar General Corp. ..................................       46,875
   17,400   Home Depot, Inc. ......................................      857,646
    2,900   Lowe's Cos., Inc. .....................................      201,637
    2,400   Office Depot, Inc.* ...................................       21,936
    1,400   Radioshack Corp. ......................................       38,122
    3,500   Staples, Inc.* ........................................       50,750
    1,100   Tiffany & Co. .........................................       38,038
    1,500   Toys R Us, Inc.* ......................................       41,550
    7,600   Walgreen Co. ..........................................      305,444
                                                                     -----------
                                                                       1,970,571
                                                                     -----------
THRIFT--0.37%
    1,200   Golden West Financial Corp. ...........................       76,500
    6,550   Washington Mutual, Inc. ...............................      233,311
                                                                     -----------
                                                                         309,811
                                                                     -----------
TOBACCO--1.06%
   16,700   Philip Morris Cos., Inc. ..............................      858,547
    1,300   UST, Inc. .............................................       37,908
                                                                     -----------
                                                                         896,455
                                                                     -----------
WIRELESS TELECOMMUNICATIONS--0.46%
    2,400   Alltel Corp. ..........................................      139,176
    5,800   Nextel Communications, Inc.* ..........................       92,336
    7,100   Sprint Corp.* .........................................      156,200
                                                                     -----------
                                                                         387,712
                                                                     -----------
Total Investments (cost--$91,524,931)--99.89% .....................   84,645,602
Other assets in excess of liabilities--0.11% ......................       96,884
                                                                     -----------
Net Assets--100.00% ...............................................  $84,742,486
                                                                     ===========

----------
*   Non-income producing security.
ADR American Depositary Receipt.



                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES                                 MAY 31, 2001

ASSETS
Investments in securities, at value (cost--$91,524,931) ..........  $84,645,602
Receivable for shares of beneficial interest sold ................      277,009
Dividends and interest receivable ................................      128,623
Receivable for investments sold ..................................      384,841
Deferred organizational expenses .................................       55,089
Other assets .....................................................      100,624
                                                                    -----------
Total assets .....................................................   85,591,788
                                                                    -----------

LIABILITIES
Payable to custodian .............................................      244,612
Payable for investments purchased ................................      212,836
Payable for shares of beneficial interest repurchased ............      196,257
Payable to affiliates ............................................       46,725
Accrued expenses and other liabilities ...........................      148,872
                                                                    -----------
Total liabilities ................................................      849,302
                                                                    -----------

NET ASSETS
Beneficial interest--$0.001 par value
  (unlimited amount authorized) ..................................   91,549,720
Undistributed net investment income ..............................      119,075
Accumulated net realized losses from investment and
  futures transactions ...........................................      (46,980)
Net unrealized depreciation of investments .......................   (6,879,329)
                                                                    -----------
Net assets .......................................................  $84,742,486
                                                                    ===========

CLASS A:
Net assets .......................................................  $34,035,878
                                                                    -----------
Shares outstanding ...............................................    2,284,811
                                                                    -----------
Net asset value and redemption value per share ...................       $14.90
                                                                         ======
Maximum offering price per share (net asset value
  plus sales charge of 2.50% of offering price) ..................       $15.28
                                                                         ======

CLASS C:
Net assets .......................................................  $42,544,372
                                                                    -----------
Shares outstanding ...............................................    2,886,211
                                                                    -----------
Net asset value and offering price per share .....................       $14.74
                                                                         ======

CLASS Y:
Net assets .......................................................  $ 8,162,236
                                                                    -----------
Shares outstanding ...............................................      546,406
                                                                    -----------
Net asset value, offering price and redemption value per share ...       $14.94
                                                                         ======


                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF OPERATIONS

                                                                   FOR THE YEAR
                                                                       ENDED
                                                                   MAY 31, 2001
                                                                   -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,861) ............  $  1,023,919
Interest (net of interest expense of $2,212) ....................         4,806
                                                                   ------------
                                                                      1,028,725
                                                                   ------------
EXPENSES:
Investment advisory and administration ..........................       174,766
Service fees--Class A ...........................................        84,825
Service and distribution fees--Class C ..........................       437,310
Professional fees ...............................................        72,403
Reports and notices to shareholders .............................        55,188
Custody and accounting ..........................................        52,440
Federal and state registration ..................................        44,479
Transfer agency and related services fees .......................        33,258
Amortization of organizational expense ..........................        15,094
Trustees' fees ..................................................        10,500
Other expenses ..................................................         8,414
                                                                   ------------
                                                                        988,677
Less: Fee waivers and expense reimbursements from advisor .......      (164,826)
                                                                   ------------
Net expenses ....................................................       823,851
                                                                   ------------
NET INVESTMENT INCOME ...........................................       204,874
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT TRANSACTIONS:
Net realized gains from investment transactions .................     4,670,099
Net change in unrealized appreciation/depreciation
  of investments ................................................   (15,333,203)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT
  TRANSACTIONS ..................................................   (10,663,104)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $(10,458,230)
                                                                   ============


                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED
                                                               MAY 31,
                                                      -------------------------
                                                         2001           2000
                                                      -----------   -----------

FROM OPERATIONS:
Net investment income ..............................  $   204,874   $   264,454
Net realized gains from investment and
  futures transactions .............................    4,670,099       920,497
Net change in unrealized appreciation/depreciation
  of investments and futures .......................  (15,333,203)    4,504,332
                                                      -----------   -----------
Net increase (decrease) in net assets resulting
  from operations ..................................  (10,458,230)    5,689,283
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A .....................     (154,476)     (146,116)
Net investment income--Class C .....................           --       (32,441)
Net investment income--Class Y .....................      (56,335)      (75,988)
Net realized gains from investment
  transactions--Class A ............................   (1,690,428)     (707,088)
Net realized gains from investment
  transactions--Class C ............................   (2,314,225)     (982,656)
Net realized gains from investment
  transactions--Class Y ............................     (468,427)     (276,817)
                                                      -----------   -----------
Total dividends and distributions to shareholders ..   (4,683,891)   (2,221,106)
                                                      -----------   -----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ...............   45,421,176    79,772,508
Cost of shares repurchased .........................  (45,942,859)  (38,486,287)
Proceeds from dividends reinvested .................    4,407,164     2,030,794
                                                      -----------   -----------
Net increase in net assets from beneficial
  interest transactions ............................    3,885,481    43,317,015
                                                      -----------   -----------
Net increase (decrease) in net assets ..............  (11,256,640)   46,785,192

NET ASSETS:
Beginning of year ..................................   95,999,126    49,213,934
                                                      -----------   -----------
End of year (including undistributed net investment
  income of $119,075 and $125,012, respectively) ...  $84,742,486   $95,999,126
                                                      ===========   ===========


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson S&P 500 Index Fund (the "Fund") is a series of Brinson Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

     Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors") (Mitchell Hutchins Asset Management Inc. changed its name to Brinson Advisors, Inc. effective May 1, 2001), the investment advisor, administrator and distributor of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

NOTES TO FINANCIAL STATEMENTS


     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts as an alternative to investing directly in the underlying securities or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

     The board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At May 31, 2001, the Fund owed Brinson Advisors $2,930 in investment advisory and administration fees.

     For the year ended May 31, 2001, Brinson Advisors has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.60%, 1.35% and 0.35%, respectively. For the year ended May 31, 2001, Brinson Advisors waived or reimbursed $164,634 in investment advisory and administration fees and other expenses. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from securities lending transactions in the Brinson Private Money Market Fund LLC. For the year ended May 31, 2001, Brinson Advisors waived $192 relating to this investment.

NOTES TO FINANCIAL STATEMENTS


DISTRIBUTION PLANS

     Brinson Advisors is the distributor of the Fund's shares and has appointed UBS PaineWebber as a dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At May 31, 2001, the Fund owed Brinson Advisors $43,795 in service and distribution fees.

     Brinson Advisors also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. Brinson Advisors has informed the Fund that for the year ended May 31, 2001, it earned $65,634 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

     UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the year ended May 31, 2001, UBS PaineWebber received from PFPC, Inc., not the Fund, approximately 52% of the total transfer agency fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

     The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Brinson Advisors, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended May 31, 2001, the Fund earned $523 for lending securities. The Fund's lending agent is UBSPaineWebber, who earned $191 in compensation from the Fund in that capacity for the year ended May 31, 2001. At May 31, 2001, the Fund did not owe UBS PaineWebber any compensation. There were no securities out on loan at year end.

BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. The Fund borrowed $11,500,000 under the Facility with an interest rate of 6.93% on June 28, 2000. The Fund did not borrow under the Facility at any other time for the year ended May 31, 2001.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at May 31, 2001 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS


     At May 31, 2001, the components of net unrealized depreciation of investments were as follows:

     Gross appreciation (investments having an excess of value
       over cost) ................................................  $ 8,346,205

     Gross depreciation (investments having an excess of cost
       over value) ...............................................  (15,225,534)
                                                                    -----------
     Net unrealized depreciation of investments ..................  $(6,879,329)
                                                                    ===========

   For the year ended May 31, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

     Purchases ...................................................  $27,971,615
     Sales .......................................................  $28,262,896

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

     There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                               CLASS A                           CLASS C                         CLASS Y
                                     ----------------------------      ----------------------------      --------------------------
FOR THE YEAR ENDED MAY 31, 2001:       SHARES           AMOUNT           SHARES           AMOUNT          SHARES          AMOUNT
                                     ----------      ------------      ----------      ------------      --------      ------------
Shares sold ....................      1,361,060      $ 22,052,107       1,245,434      $ 20,447,007       173,847      $  2,922,062
Shares repurchased .............     (1,066,055)      (17,405,525)       (911,044)      (14,480,887)     (792,306)      (14,056,447)
Dividends reinvested ...........        106,448         1,687,207         139,935         2,202,584        32,601           517,373
                                     ----------      ------------      ----------      ------------      --------      ------------
Net increase (decrease) ........        401,453      $  6,333,789         474,325      $  8,168,704      (585,858)     $(10,617,012)
                                     ==========      ============      ==========      ============      ========      ============

                                               CLASS A                           CLASS C                         CLASS Y
                                     ----------------------------      ----------------------------      --------------------------
FOR THE YEAR ENDED MAY 31, 2000:       SHARES           AMOUNT           SHARES           AMOUNT          SHARES          AMOUNT
                                     ----------      ------------      ----------      ------------      --------      ------------
Shares sold ....................      1,380,275      $ 24,612,272       1,536,427      $ 26,784,706      1,642,173     $ 28,375,530
Shares repurchased .............       (671,104)      (12,030,789)       (610,517)      (10,652,475)      (915,284)     (15,803,023)
Dividends reinvested ...........         42,262           744,233          55,092           966,314         18,175          320,247
                                     ----------      ------------      ----------      ------------      ---------     ------------
Net increase ...................        751,433      $ 13,325,716         981,002      $ 17,098,545        745,064     $ 12,892,754
                                     ==========      ============      ==========      ============      =========     ============

                      [This Page Intentionally Left Blank]

BRINSON S&P 500 INDEX FUND


FINANCIAL HIGHLIGHTS




Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                         CLASS A                             CLASS C
                                                           ----------------------------------    ----------------------------------
                                                              FOR THE YEARS    FOR THE PERIOD       FOR THE YEARS    FOR THE PERIOD
                                                                  ENDED          OCTOBER 2,             ENDED          OCTOBER 7,
                                                                  MAY 31,          1998+               MAY 31,           1998+
                                                           -------------------    THROUGH        -------------------    THROUGH
                                                                                   MAY 31,                               MAY 31,
                                                             2001        2000       1999           2001       2000        1999
                                                           -------     -------  -------------    -------     -------  -------------
Net asset value, beginning of period ...................   $ 17.74     $ 16.72     $ 12.83       $ 17.61     $ 16.64     $ 12.80
                                                           -------     -------     -------       -------     -------     -------
Net investment income (loss) ...........................      0.10*       0.12*       0.08*        (0.03)*     (0.01)*      0.02*
Net realized and unrealized gains (losses) from
  investment and futures transactions ..................     (2.02)*      1.49*       4.03*        (2.00)*      1.49*       4.02*
                                                           -------     -------     -------       -------     -------     -------
Net increase (decrease) from investment
  operations ...........................................     (1.92)       1.61        4.11         (2.03)       1.48        4.04
                                                           -------     -------     -------       -------     -------     -------
Dividends from net investment income ...................     (0.08)      (0.10)      (0.12)           --       (0.02)      (0.10)
Distributions from net realized gains from
  investment transactions ..............................     (0.84)      (0.49)      (0.10)        (0.84)      (0.49)      (0.10)
                                                           -------     -------     -------       -------     -------     -------
Total dividends and distributions to
  shareholders .........................................     (0.92)      (0.59)      (0.22)        (0.84)      (0.51)      (0.20)
                                                           -------     -------     -------       -------     -------     -------
Net asset value, end of period .........................   $ 14.90     $ 17.74     $ 16.72       $ 14.74     $ 17.61     $ 16.64
                                                           =======     =======     =======       =======     =======     =======
Total investment return(1) .............................    (11.12)%      9.67%      32.23%       (11.81)%      8.89%      31.77%
                                                           =======     =======     =======       =======     =======     =======

Ratios/Supplemental data:
Net assets, end of period (000's) ......................   $34,036     $33,409     $18,920       $42,544     $42,478     $23,813
Expenses to average net assets net of waivers
  and reimbursements from advisor ......................      0.60%       0.60%       0.60%**       1.35%       1.35%       1.35%**
Expenses to average net assets before waivers
  and reimbursements from advisor ......................      0.75%       0.94%       1.52%**       1.54%       1.70%       2.24%**
Net investment income (loss) to average net
  assets net of waivers and reimbursements
  from advisor .........................................      0.56%       0.69%       0.87%**      (0.17)%     (0.06)%      0.17%**
Net investment income (loss) to average net
  assets before waivers and reimbursements
  from advisor .........................................      0.41%       0.35%      (0.06)%**     (0.36)%     (0.41)%     (0.73)%**
Portfolio turnover rate ................................        32%          5%         62%           32%          5%         62%

----------
*    Calculated using average daily shares outstanding for the period.

**   Annualized.

+    Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

BRINSON S&P 500 INDEX FUND

                  CLASS X                                             CLASS Y
----------------------------------------      -----------------------------------------------------------
  FOR THE PERIOD
   JUNE 1, 1998                                           FOR THE YEARS
      THROUGH           FOR THE PERIOD                        ENDED                      FOR THE PERIOD
   SEPTEMBER 30,      DECEMBER 31, 1997+                     MAY 31,                   DECEMBER 31, 1997+
      1998++                THROUGH           -------------------------------------          THROUGH
   (UNAUDITED)           MAY 31, 1998           2001          2000           1999         MAY 31, 1998
  ---------------     ------------------      --------      --------       --------    ------------------

       $14.11               $12.50             $17.76       $ 16.74         $14.12          $ 12.50
       ------               ------             ------       -------         ------          -------
         0.05*                0.03               0.13*         0.17*          0.16*            0.06

        (0.94)*               1.58              (2.01)*        1.47*          2.68*            1.56
       ------               ------             ------       -------         ------          -------

        (0.89)                1.61              (1.88)         1.64           2.84             1.62
       ------               ------             ------       -------         ------          -------
          --                   --               (0.10)        (0.13)         (0.12)             --

          --                   --               (0.84)        (0.49)         (0.10)             --
       ------               ------             ------       -------         ------          -------

          --                   --               (0.94)        (0.62)         (0.22)             --
       ------               ------             ------       -------         ------          -------
       $13.22               $14.11             $14.94       $ 17.76         $16.74          $ 14.12
       ======               ======             ======       =======         ======          =======
        (6.31)%              12.88%            (10.86)%        9.86%         20.30%           12.96%
       ======               ======             ======       =======         ======          =======


          --                $  789             $8,162       $20,112        $6,480          $12,892

         0.40%**              0.40%**            0.35%         0.35%         0.35%             0.35%**

         1.29%**              2.25%**            0.56%         0.69%         1.29%             2.22%**


         1.19%**              1.26%**            0.78%         0.92%         1.12%             1.41%**


         0.29%**             (0.60)%**           0.57%         0.58%          0.18%           (0.46)%**
           73%                   1%                32%            5%            62%               1%

BRINSON S&P 500 INDEX FUND


REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
Brinson S&P 500 Index Fund

     We have audited the accompanying statement of assets and liabilities of the Brinson S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at May 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                  Ernst & Young LLP


New York, New York
July 20, 2001

BRINSON S&P 500 INDEX FUND


TAX INFORMATION (UNAUDITED)


     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 2001) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                                 CLASS A     CLASS C     CLASS Y
--------------                                  -------     -------     -------
Net investment income* .....................    $0.0772          --     $0.1016
Short-term capital gains* ..................    $0.0283     $0.0283     $0.0283
Long-term capital gains ....................    $0.8165     $0.8165     $0.8165
Percentage of ordinary income
  dividends qualifying for the
  dividends received deduction
  available to corporate shareholders ......        100%        100%        100%

----------
* Taxable as ordinary income

     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                      [This Page Intentionally Left Blank]

BRINSON S&P 500 INDEX FUND

================================================================================

TRUSTEES
E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
                                Frederic V. Malek
Margo N. Alexander              Carl W. Schafer
Richard Q. Armstrong            Brian M. Storms
Richard R. Burt

PRINCIPAL OFFICERS
Brian M. Storms                 Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Amy R. Doberman                 T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISOR,
ADMINISTRATOR AND DISTRIBUTOR
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114





THIS REPORT IS NOT TO BE USED IN CONJUNCTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


                           BRINSON ADVISORS
                           (C) 2001 Brinson Advisors,
                           All Rights Reserved

                                                          BRINSON S&P 500
                                                          INDEX FUND
                                                          ===================
                                                          MAY 31, 2001










                                                      A N N U A L    R E P O R T